Revenue (FY) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) Channel	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Channel Point	Dec. 31, 2018 USD ($)
Revenue Concentration [Abstract]
Number of revenue channels | Channel	2		2
Revenue	$ 12,226,000	$ 3,551,000	$ 15,577,000	$ 14,785,000
Maximum [Member]
Revenue Concentration [Abstract]
Product returns			$ 400,000	$ 700,000
Revenues [Member]
Revenue Concentration [Abstract]
Concentration risk percentage			10.00%	10.00%
Shipping Cost [Member]
Revenue Concentration [Abstract]
Revenue			$ 700,000	$ 900,000
Cost of revenue			$ 2,300,000	2,500,000
Directly to Consumer [Member]
Revenue Concentration [Abstract]
Number of points received by customers for every $1 spent | Point			12
Dollar amount of gift card received for every 500 points earned			$ 5
Estimated redemption rate of loyalty points earned			37.00%
Dollar amount of loyalty program awards earned but not redeemed	200,000	200,000	$ 200,000
Revenue				0
Directly to Consumer [Member] | Maximum [Member]
Revenue Concentration [Abstract]
Product returns	200,000	100,000
Dollar amount of loyalty program awards earned but not redeemed				$ 100,000
Revenue	$ 200,000	$ 100,000	$ 200,000
Directly to Consumer [Member] | Revenues [Member]
Revenue Concentration [Abstract]
Concentration risk percentage	25.00%	91.00%	89.00%
Directly to Consumer [Member] | Shipping Cost [Member]
Revenue Concentration [Abstract]
Revenue	$ 100,000	$ 200,000
Wholesale [Member] | Revenues [Member]
Revenue Concentration [Abstract]
Concentration risk percentage	75.00%	9.00%	11.00%
Wholesale [Member] | Shipping Cost [Member] | Maximum [Member]
Revenue Concentration [Abstract]
Cost of revenue	$ 100,000	$ 100,000